Prospectus Supplement dated August 20, 2018
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® RAVA 5 Advantage® Variable Annuity/RAVA 5 Select® Variable Annuity/RAVA 5 Access® Variable Annuity (Offered for contract applications signed on or after April 29, 2013)	S-6594 CD (4/18) / April 30, 2018	S-6595 CD (4/18)/ April 30, 2018
The information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.
This supplement describes changes to the fees and investment options available under certain optional living benefit riders.
I. For contract applications signed on or after August 20, 2018, the current fee for the Accumulation Protector Benefit rider is decreased from 1.30% to 1.15%.
II. Effective October 16, 2018, for contract applications signed prior to August 20, 2018, the Accumulation Protector Benefit rider fee for elective step-up (including the elective spousal continuation step-up) requests is decreased from 1.30% to 1.00%.
The following hereby supersedes and replaces the corresponding tables describing current rider fees and fees for elective step-up or elective spousal continuation step-up in the “Expense Summary — Optional Living Benefits” and “Optional Living Benefit Charges — Accumulation Protector Benefit Rider Charge” sections of the prospectus:
Accumulation Protector Benefit® (APB®) rider fee	Maximum: 2.00%	Current: 1.15%*
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
* For contract applications signed prior to 08/20/2018, the following fees apply:
For applications signed:	Maximum annual rider fee	Initial annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/ 2014 – 04/30/2016	2.00%	1.00%
05/01/ 2016 – 08/19/2018	2.00%	1.30%
(Charged annually on the contract anniversary as a percentage of contract value or the Minimum Contract Accumulation Value, whichever is greater.)
Current annual rider fee for elective step up (including elective spousal continuation step up) requests for contract applications signed on or after 08/20/2018 is 1.15%.
Current annual rider fees for elective step up (including elective spousal continuation step up) requests for contract applications signed prior to 08/20/2018, are shown in the table below.
Elective step up date:	Maximum annual rider fee	Current annual rider fee
Prior to 10/18/2014	2.00%	1.30%
10/18/2014 – 06/30/2016	2.00%	1.00%
07/01/2016 – 10/15/2018	2.00%	1.30%
10/16/2018 and later	2.00%	1.00%
III. For contract applications signed on or after August 20, 2018, the following additional funds are available for contracts with Accumulation Protector Benefit rider:
1. Columbia Variable Portfolio – Managed Risk Fund (Class 2)
2. Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2)
3. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)
4. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)
The following supersedes and replaces the third paragraph in the “Investment Allocation Restrictions for Certain Benefit Riders” section of the prospectus:
The Portfolio Stabilizer funds currently available are:
1. Columbia Variable Portfolio – Managed Risk Fund (Class 2)(1)
2. Columbia Variable Portfolio – Managed Risk U.S. Fund (Class 2)(1)

3. Columbia Variable Portfolio – Managed Volatility Growth Fund (Class 2)(1)
4. Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
5. Columbia Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
6. Columbia Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
7. Columbia Variable Portfolio – U.S. Flexible Growth Fund (Class 2)(1)
8. Columbia Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 2)
9. Columbia Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 2)
(1)	Not available for contracts with Accumulation Protector Benefit rider elected on applications signed prior to Aug. 20, 2018.
The following supersedes and replaces the first paragraph in the “Investment Allocation Restrictions for Certain Benefit Riders – Investing in the Funds” section of the prospectus:
Investing in the Funds. Currently, you can invest in five or nine Funds, depending on the optional benefit rider you own and when you purchased that rider. You are responsible for determining which Funds are best for you. Your financial advisor can help you determine which investment options most closely matches your investing style, based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. There is no guarantee that the Funds you select or have selected are appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your selection of specific investment options, or your decision to change to different investment options.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6594-27 A (8/18)
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